VARIABLE INTEREST ENTITIES ("VIE") - Preliminary fair value of identifiable assets acquired and liabilities assumed as of the acquisition date (Details) $ in Thousands	11 Months Ended
	Dec. 31, 2022 entity	Feb. 28, 2022 USD ($)
LIABILITIES ASSUMED
Number of entities over which the company has the ability to direct activities | entity	2
TH/NVG | VIE
ASSETS ACQUIRED
Cash		$ 675
Accounts receivable		77
Inventory, net		6,969
Due from related party		203
Prepaid expenses and other assets		41
Intangible assets - trade name/brand		6,400
Property, plant, and equipment		2,950
Right-of-use assets - operating		158
Total assets acquired at fair value		17,473
LIABILITIES ASSUMED
Trade payables		373
Accrued liabilities		281
Lease liabilities - operating		158
Total liabilities assumed at fair value		812
Goodwill		208
Consideration transferred		$ 16,869